CONSOLIDATED STATEMENTS OF INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues and other income
Revenues	€ 9,198	€ 17,477	€ 12,179
Other income	5,526	5,686	6,635
Total revenues and other income	14,725	23,163	18,814
Research and development costs	(90,880)	(110,012)	(60,469)
Marketing - Business development expenses	(1,953)	(1,980)	(2,583)
General and administrative expenses	(15,839)	(13,837)	(12,912)
Other operating income (expenses)	(3,609)	(44)	40
Operating profit (loss)	(97,558)	(102,709)	(57,110)
Financial income	2,888	1,788	4,923
Financial expenses	(88,917)	(6,882)	(2,107)
Financial income (loss)	(86,029)	(5,095)	2,816
Share of net loss - Equity method	(313)	(2,015)
Income tax	(313)	(607)	20
Net loss for the period	€ (184,212)	€ (110,426)	€ (54,274)
Basic loss per share	€ (3.08)	€ (2.43)	€ (1.31)
Diluted loss per share	€ (3.08)	€ (2.43)	€ (1.31)
Weighted average number of shares outstanding used to calculate basic loss per share	59,778,701	45,351,799	41,449,732
Weighted average number of shares outstanding used to calculate diluted loss per share	59,778,701	45,351,799	41,449,732